Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Securities

Note 4—Securities

The following tables summarize the amortized cost and fair values of securities available-for-sale and securities held-to-maturity as of the dates shown and the corresponding amounts of gross unrealized gains and losses:

September 30, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale
U.S. Treasury Notes	$14,998	$—	$(73)	$14,925
U.S. Government agencies	54,231	—	(1,012)	53,219
Obligations of states, municipalities, and political subdivisions	32,619	129	(213)	32,535
Residential mortgage-backed securities
Agency	329,782	7	(5,749)	324,040
Non-agency	25,429	87	(46)	25,470
Commercial mortgage-backed securities
Agency	72,190	44	(1,477)	70,757
Non-agency	31,838	—	(581)	31,257
Corporate securities	27,093	493	(62)	27,524
Other securities	3,626	1,387	(56)	4,957
Total	$591,806	$2,147	$(9,269)	$584,684

September 30, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	$24,078	$317	$(36)	$24,359
Residential mortgage-backed securities
Agency	56,453	275	(82)	56,646
Non-agency	40,922	364	(25)	41,261
Total	$121,453	$956	$(143)	$122,266

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale
U.S. Treasury Notes	$14,995	$4	$(79)	$14,920
U.S. Government agencies	60,180	—	(1,323)	58,857
Obligations of states, municipalities, and political subdivisions	16,271	60	(272)	16,059
Residential mortgage-backed securities
Agency	376,800	—	(8,640)	368,160
Non-agency	20,107	—	(174)	19,933
Commercial mortgage-backed securities
Agency	78,954	—	(1,551)	77,403
Non-agency	32,061	—	(1,009)	31,052
Corporate securities	17,065	350	(86)	17,329
Other securities	4,161	742	(56)	4,847
Total	$620,594	$1,156	$(13,190)	$608,560

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	$24,878	$105	$(229)	$24,754
Residential mortgage-backed securities
Agency	67,692	35	(283)	67,444
Non-agency	46,276	50	(442)	45,884
Total	$138,846	$190	$(954)	$138,082

The Company did not classify securities as trading during 2016 or during the nine months ended September 30, 2017.

Gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of September 30, 2017 and December 31, 2016 are summarized as follows:

		Less than 12 Months		12 Months or Longer		Total
September 30, 2017	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale
U.S. Treasury Notes	5	$14,925	$(73)	$—	$—	$14,925	$(73)
U.S. Government agencies	9	28,418	(438)	24,801	(574)	53,219	(1,012)
Obligations of states, municipalities and political subdivisions	23	14,431	(122)	2,082	(91)	16,513	(213)
Residential mortgage-backed securities
Agency	40	222,548	(3,356)	93,293	(2,393)	315,841	(5,749)
Non-agency	1	4,789	(46)	—	—	4,789	(46)
Commercial mortgage-backed securities
Agency	7	39,378	(1,108)	19,740	(369)	59,118	(1,477)
Non-agency	5	31,257	(581)	—	—	31,257	(581)
Corporate securities	3	4,959	(62)	—	—	4,959	(62)
Other securities	1	—	—	1,938	(56)	1,938	(56)
Total	94	$360,705	$(5,786)	$141,854	$(3,483)	$502,559	$(9,269)

		Less than 12 Months		12 Months or Longer		Total
September 30, 2017	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	7	$4,855	$(36)	$—	$—	$4,855	$(36)
Residential mortgage-backed securities
Agency	9	20,287	(82)	—	—	20,287	(82)
Non-agency	3	4,568	(25)	—	—	4,568	(25)
Total	19	$29,710	$(143)	$—	$—	$29,710	$(143)

		Less than 12 Months		12 Months or Longer		Total
December 31, 2016	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale
U.S. Treasury Notes	3	$9,918	$(79)	$—	$—	$9,918	$(79)
U.S. Government agencies	10	58,857	(1,323)	—	—	58,857	(1,323)
Obligations of states, municipalities and political subdivisions	14	7,799	(259)	115	(13)	7,914	(272)
Residential mortgage-backed securities
Agency	41	364,713	(8,483)	3,447	(157)	368,160	(8,640)
Non-agency	2	19,933	(174)	—	—	19,933	(174)
Commercial mortgage-backed securities
Agency	8	70,762	(1,488)	6,641	(63)	77,403	(1,551)
Non-agency	5	31,052	(1,009)	—	—	31,052	(1,009)
Corporate securities	4	5,097	(78)	2,522	(8)	7,619	(86)
Other securities	1	—	—	1,994	(56)	1,994	(56)
Total	88	$568,131	$(12,893)	$14,719	$(297)	$582,850	$(13,190)

		Less than 12 Months		12 Months or Longer		Total
December 31, 2016	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	22	$16,235	$(229)	$—	$—	$16,235	$(229)
Residential mortgage-backed securities
Agency	15	52,156	(283)	—	—	52,156	(283)
Non-agency	5	29,245	(442)	—	—	29,245	(442)
Total	42	$97,636	$(954)	$—	$—	$97,636	$(954)

Certain securities have fair values less than amortized cost and, therefore, contain unrealized losses. At September 30, 2017, the Company evaluated the securities which had an unrealized loss for other than temporary impairment and determined all declines in value to be temporary. There were 113 investment securities with unrealized losses at September 30, 2017, of which only one had a continuous unrealized loss position for 12 consecutive months or longer that is greater than 5% of amortized cost. The Company anticipates full recovery of amortized cost with respect to these securities by maturity, or sooner, in the event of a more favorable market interest rate environment. The Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell them before recovery of their amortized cost basis, which may be at maturity.

The proceeds from all sales of securities were available-for-sale, and the associated gains and losses for the three and nine months ended September 30, 2017 and 2016 are listed below:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Proceeds	$—	$107,949	$8	$507,362
Gross gains	—	912	8	3,341
Gross losses	—	(110)	—	(110)

The amount of net gains reclassified from accumulated other comprehensive income (loss) into earnings for the nine months ended September 30, 2017 and 2016 were $8,000 and $3.2 million, respectively. There were no gains or losses reclassified from accumulated other comprehensive income (loss) into earnings for the three months ended September 30, 2017 and $802,000 for the three months ended September 30, 2016.

Securities pledged at September 30, 2017 and December 31, 2016 had carrying amounts of $226.0 million and $178.6 million, respectively. At September 30, 2017 and December 31, 2016, of those pledged, the carrying amounts of securities pledged as collateral for public fund deposits were $189.9 million and $93.2 million, respectively and for customer repurchase agreements of $35.9 million and $19.9 million, respectively. There were no securities pledged for advances from the Federal Home Loan Bank at September 30, 2017. At December 31, 2016 the carrying amount of securities pledged for advances from the Federal Home Loan Bank were $58.7 million. Other securities were pledged for derivative positions, letters of credit and for purposes required or permitted by law. At September 30, 2017 and December 31, 2016, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of stockholders’ equity.

At September 30, 2017, the amortized cost and fair value of debt securities are shown by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

	Amortized Cost	Fair Value
Available-for-sale
Due in one year or less	$5,289	$5,287
Due from one to five years	70,097	69,824
Due from five to ten years	42,448	42,006
Due after ten years	11,807	11,625
Mortgage-backed securities	459,239	451,524
Other securities with no defined maturity	2,926	4,418
Total	$591,806	$584,684
Held-to-maturity
Due from one to five years	$524	$528
Due from five to ten years	13,735	13,835
Due after ten years	9,819	9,996
Mortgage-backed securities	97,375	97,907
Total	$121,453	$122,266

Note 4—Securities

        The following tables summarize the amortized cost and fair values of securities available-for-sale and securities held-to-maturity at December 31, 2016 and 2015 and the corresponding amounts of gross unrealized gains and losses:

	2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale
U.S. Treasury Notes	$14,995	$4	$(79)	$14,920
U.S. Government agencies	60,180	—	(1,323)	58,857
Obligations of states, municipalities, and political subdivisions	16,271	60	(272)	16,059
Residential mortgage-backed securities
Agency	376,800	—	(8,640)	368,160
Non-agency	20,107	—	(174)	19,933
Commercial mortgage-backed securities
Agency	78,954	—	(1,551)	77,403
Non-agency	32,061	—	(1,009)	31,052
Corporate securities	17,065	350	(86)	17,329
Other securities	4,161	742	(56)	4,847
Total	$620,594	$1,156	$(13,190)	$608,560

Held-to-maturity
Obligations of states, municipalities, and political subdivisions	$24,878	$105	$(229)	$24,754
Residential mortgage-backed securities
Agency	67,692	35	(283)	67,444
Non-agency	46,276	50	(442)	45,884

Total	$138,846	$190	$(954)	$138,082

	2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale
U.S. Treasury Notes	$30,580	$—	$(235)	$30,345
U.S. Government agencies	84,368	9	(764)	83,613
Obligations of states, municipalities, and political subdivisions	20,687	151	(86)	20,752
Residential mortgage-backed securities
Agency	593,391	184	(5,241)	588,334
Non-agency	—	—	—	—
Commercial mortgage-backed securities
Agency	31,514	—	(323)	31,191
Non-agency	—	—	—	—
Corporate securities	7,801	—	(105)	7,696
Other securities	5,098	733	(30)	5,801
Total	$773,439	$1,077	$(6,784)	$767,732
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	$25,081	$310	$(142)	$25,249
Residential mortgage-backed securities
Agency	86,379	8	(701)	85,686
Non-agency	—	—	—	—
Total	$111,460	$318	$(843)	$110,935

        The Company did not classify securities as trading during 2016 and 2015.

        Gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2016 and 2015 are summarized as follows:

	2016
		Less than 12 Months		12 Months or Longer		Total
	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale
U.S. Treasury Notes	3	$9,918	$(79)	$—	$—	$9,918	$(79)
U.S. Government agencies	10	58,857	(1,323)	—	—	58,857	(1,323)
Obligations of states, municipalities and political subdivisions	14	7,799	(259)	115	(13)	7,914	(272)
Residential mortgage-backed securities
Agency	41	364,713	(8,483)	3,447	(157)	368,160	(8,640)
Non-agency	2	19,933	(174)	—	—	19,933	(174)
Commercial mortgage-backed securities
Agency	8	70,762	(1,488)	6,641	(63)	77,403	(1,551)
Non-agency	5	31,052	(1,009)	—	—	31,052	(1,009)
Corporate securities	4	5,097	(78)	2,522	(8)	7,619	(86)
Other securities	1	—	—	1,994	(56)	1,994	(56)
Total	88	$568,131	$(12,893)	$14,719	$(297)	$582,850	$(13,190)

Held-to-maturity
Obligations of states, municipalities, and political subdivisions	22	$16,235	$(229)	$—	$—	$16,235	$(229)
Residential mortgage-backed securities
Agency	15	52,156	(283)	—	—	52,156	(283)
Non-agency	5	29,245	(442)	—	—	29,245	(442)
Total	42	$97,636	$(954)	$—	$—	$97,636	$(954)

	2015
		Less than 12 Months		12 Months or Longer		Total
	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale
U.S. Treasury Notes	9	$30,345	$(235)	$—	$—	$30,345	$(235)
U.S. Government agencies	15	72,576	(764)	—	—	72,576	(764)
Obligations of states, municipalities and political subdivisions	12	7,553	(86)	25	—	7,578	(86)
Residential mortgage-backed securities
Agency	77	555,282	(5,241)	—	—	555,282	(5,241)
Non-agency	0	—	—	—	—	—	—
Commercial mortgage-backed securities
Agency	3	23,038	(236)	8,153	(87)	31,191	(323)
Non-agency	0	—	—	—	—	—	—
Corporate securities	3	7,696	(105)	—	—	7,696	(105)
Other securities	1	1,964	(30)	—	—	1,964	(30)

Total	120	$698,454	$(6,697)	$8,178	$(87)	$706,632	$(6,784)

Held-to-maturity
Obligations of states, municipalities, and political subdivisions	16	$12,342	$(142)	$—	$—	$12,342	$(142)
Residential mortgage-backed securities
Agency	17	81,899	(701)	—	—	81,899	(701)
Non-agency	0	—	—	—	—	—	—

Total	33	$94,241	$(843)	$—	$—	$94,241	$(843)

        Certain securities have fair values less than amortized cost and, therefore, contain unrealized losses. At December 31, 2016, the Company evaluated the securities which had an unrealized loss for OTTI and determined all declines in value to be temporary. There were 130 investment securities with unrealized losses at December 31, 2016, of which only two had a continuous unrealized loss position for 12 consecutive months or longer that is greater than 5% of amortized cost. The Company anticipates full recovery of amortized cost with respect to these securities by maturity, or sooner in the event of a more favorable market interest rate environment. The Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell them before recovery of their amortized cost basis, which may be at maturity.

        The proceeds from all sales of securities were available-for-sale and the associated gains and losses for the years ended December 31, 2016 and 2015 are listed below:

	2016	2015
Proceeds	$534,418	$511,028
Gross gains	3,358	3,124
Gross losses	131	60

        The amount of net gains reclassified from accumulated other comprehensive loss into earnings for the years ended December 31, 2016 and 2015 were $3.2 million and $3.1 million, respectively.

        Securities pledged at December 31, 2016 and 2015 had carrying amounts of $178.6 million and $144.5 million, respectively. At December 31, 2016 and 2015, of those pledged, the carrying amounts of securities pledged as collateral for public fund deposits were $93.2 million and $128.4 million, respectively; for FHLB advances of $58.7 million and $0, respectively; and for customer repurchase agreements of $19.9 million and $16.0 million, respectively. Other securities were pledged for derivative positions, letters of credit and for purposes required or permitted by law. At December 31, 2016, and 2015, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of stockholders' equity.

        At December 31, 2016, the amortized cost and fair value of debt securities are shown by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

	Amortized Cost	Fair Value
Available-for-sale
Due in one year or less	$200	$200
Due from one to five years	60,670	60,436
Due from five to ten years	41,515	40,568
Due after ten years	7,195	7,032
Mortgage-backed securities	507,922	496,548
Other securities with no defined maturity	3,092	3,776

Total	$620,594	$608,560

Held-to-maturity
Due from one to five years	$530	$523
Due from five to ten years	11,938	11,801
Due after ten years	12,410	12,430
Mortgage-backed securities	113,968	113,328

Total	$138,846	$138,082